Annual Operating Expenses {- Franklin Oregon Tax-Free Income Fund} - Franklin Tax-Free Trust - TF3-22 - Franklin Oregon Tax-Free Income Fund	Jul. 01, 2021
Class A
Operating Expenses:
Management fees	0.47%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.08%
Total annual Fund operating expenses	0.80%
Class A1
Operating Expenses:
Management fees	0.47%
Distribution and service (12b-1) fees	0.10%
Other expenses	0.08%
Total annual Fund operating expenses	0.65%
Class C
Operating Expenses:
Management fees	0.47%
Distribution and service (12b-1) fees	0.65%
Other expenses	0.08%
Total annual Fund operating expenses	1.20%
Class R6
Operating Expenses:
Management fees	0.47%
Distribution and service (12b-1) fees	none
Other expenses	0.05%
Total annual Fund operating expenses	0.52%
Advisor Class
Operating Expenses:
Management fees	0.47%
Distribution and service (12b-1) fees	none
Other expenses	0.08%
Total annual Fund operating expenses	0.55%